SMA RELATIONSHIP TRUST

                                    SERIES M
                                    SERIES T

     Supplement to Statement of Additional Information dated October 8, 2003

                                                                  April 19, 2004

Dear Investor,

         The following information supplements the information contained in the section entitled "Organization of the Trust; Trustees and Officers; Principal Holders and Management Ownership of Securities" in the Statement of Additional Information ("SAI").

         Effective March 29, 2004, the Board of Trustees appointed Adela Cepeda and J. Mikesell Thomas to the Board. Their biographies are shown below.

-------------------- ------------------ ----------------- ----------------------- --------------------   ----------------------
 NAME, ADDRESS AND     POSITION WITH     TERM OF OFFICE         PRINCIPAL              NUMBER OF          OTHER DIRECTORSHIPS
        AGE              THE TRUST       AND LENGTH OF     OCCUPATION(S) DURING   PORTFOLIOS IN FUND        HELD BY TRUSTEE
                                         TIME SERVED(1)        PAST 5 YEARS        COMPLEX OVERSEEN
                                                                                      BY TRUSTEE
-------------------- ------------------ ----------------- ----------------------- --------------------   ----------------------
Adela Cepeda; 44     Trustee            Since 2004        Ms. Cepeda is founder   Ms. Cepeda is a        Ms. Cepeda is a
                                                          and president of A.C.   director or            director of Lincoln
A.C. Advisory, Inc.                                       Advisory, Inc. (since   trustee of four        National Income
161 No. Clark                                             1995).                  investment             Fund, Inc. and
Street, Suite 4975                                                                companies              Lincoln National
Chicago, Illinois                                                                 (consisting of 42      Convertible
60601                                                                             portfolios) for        Securities Fund.
                                                                                  which UBS Global       She is a Director of
                                                                                  AM (Americas)          Amalgamated Bank of
                                                                                  serves as              Chicago (2003).
                                                                                  investment
                                                                                  advisor,
                                                                                  sub-advisor or
                                                                                  manager.
-------------------- ------------------ ----------------- ----------------------- --------------------   ----------------------
J. Mikesell          Trustee            Since 2004        Mr. Thomas is an        Mr. Thomas is a        Mr. Thomas is a
Thomas, 52                                                independent financial   director or trustee    director and
c/o UBS Global                                            advisor (since          of four investment     chairman of the
Asset Management                                          2001).  He was a        companies (consisting  Finance Committee
(Americas) Inc.                                           managing director of    of 42 portfolios)      for Evanston
One N. Wacker Drive                                       Lazard Freres & Co.     for which UBS Global   Northwestern
Chicago, Illinois                                         (1995 to 2001).         AM (Americas)          Healthcare.  He is
60606                                                                             serves as              also a vice
                                                                                  investment             president of the
                                                                                  advisor,               Board of Trustees
                                                                                  sub-advisor or         for Mid-Day Club.
                                                                                  manager.
-------------------- ------------------ ----------------- ----------------------- --------------------   ----------------------

         Effective April 19, 2004, Brian M. Storms resigned as a Trustee. Therefore, all information relating to Mr. Storms in the SAI is deleted.

                                                               --Item No. ZS-253

-----------------------
(1) Each Trustee serves office for an indefinite term.